Stockholders' Equity (Deficit) - Schedule of Warrants Activity (Details) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Outstanding, Beginning	22,524
Warrants Exercisable, Beginning	22,524
Warrants, Granted	88,335	22,524
Warrants, Exercised
Warrants, Forfeited/Cancelled
Outstanding, Ending	110,859	22,524
Warrants Exercisable, Ending	22,524	22,524
Weighted Average Exercise Price, Outstanding, Beginning	$ 0.40
Weighted Average Exercise Price, Exercisable Beginning	0.40
Weighted Average Exercise Price, Granted	7.50	0.40
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited/Cancelled
Weighted Average Exercise Price, Outstanding, Ending	6.06	0.40
Weighted Average Exercise Price, Exercisable, Ending	$ 0.40	$ 0.40